Condensed Consolidated Statement of Cash Flows (Unaudited) - USD ($)	9 Months Ended		12 Months Ended
	Sep. 30, 2017	Sep. 30, 2016	Dec. 31, 2016	Dec. 31, 2015
Cash Flows from Operating Activities
Net Loss	$ (10,416,127)	$ (16,914,442)	$ (20,436,496)	$ (40,482,802)
Loss from discontinued operations		(1,799,401)	(241,775)	(21,277,604)
Net loss from continuing operations	(10,416,127)	(15,115,041)	(20,194,721)	(19,205,198)
Adjustments to reconcile loss from continuing operations to net cash used in operating activities:
Provision for doubtful accounts	87,000	15,000	25,000	132,000
Depreciation for property, plant and equipment	5,397,098	7,524,097	9,417,612	9,251,311
Amortization for intangible assets	1,090,203	1,040,440	1,458,323	392,272
Amortization of debt discount and deferred financing costs	798,450	1,272,648	1,609,588	2,080,125
Accrued interest	1,725,528	1,130,192	1,477,926	1,453,347
Stock-based compensation - Options	874,888	629,671	1,024,955	1,016,705
Stock-based compensation – Stock issued for services		488,656	488,656
Stock-based compensation – Employee stock purchase plan	53	4,017	4,523	7,541
Deferred rent	(83,053)	(596,310)	(537,888)	(139,430)
Changes in operating assets and liabilities:
Accounts receivable	(303,526)	(117,449)	(221,523)	146,527
Prepaid expenses and other current assets	(158,122)	(104,436)	39,585	(159,901)
Other assets	1,034	28,602	(24,584)	(70,841)
Accounts payable	(104,259)	(674,421)	(553,509)	119,925
Accrued expenses	23,612	(262,914)	(765,628)	19,486
Deferred revenues	(186,431)	(390,022)	(325,234)	101,908
Total Adjustments	9,162,475	9,987,771	14,006,074	14,847,968
Net Cash Used In Continuing Operating Activities	(1,253,652)	(5,127,270)	(6,188,647)	(4,357,230)
Net Cash Used In Discontinued Operating Activities	22,513	(1,479,792)	(1,546,688)	(10,896,524)
Net Cash Used In Operating Activities	(1,231,139)	(6,607,062)	(7,735,335)	(15,253,754)
Cash Flows From Investing Activities
Acquisitions of property and equipment	(2,089,657)	(1,692,895)	(2,361,601)	(6,487,040)
Payment (refund) of security deposits	(12,925)		39,172	(7,950)
Net Cash Used In Continuing Investing Activities	(2,102,582)	(1,692,895)	(2,322,429)	(6,495,881)
Cash Flows From Financing Activities
Payments on capital leases	(656,257)	(741,155)	(975,804)	(1,016,035)
Net proceeds from the issuance of common stock and warrants		6,802,823	9,130,000
Proceeds from the issuance of common stock under employee stock purchase plan	305	21,570	24,429	42,216
Net Cash Provided By (Used In) Continuing Financing Activities	(655,952)	6,083,238	7,213,677	(973,819)
Net (Decrease) Increase In Cash and Cash Equivalents
Continuing Operations	(4,012,186)	(736,927)
Discontinued Operations	22,513	(1,479,792)
Net Decrease In Cash and Cash Equivalents	(3,989,673)	(2,216,719)	(2,844,087)	(22,910,978)
Cash and Cash Equivalents – Beginning of year	12,272,444	15,116,531	15,116,531	38,027,509
Cash and Cash Equivalents – Ending of year	8,282,771	12,899,812	12,272,444	15,116,531
Supplemental Disclosures of Cash Flow Information
Interest	1,323,353	2,354,401	3,113,805	3,163,976
Income taxes	15,547	13,909	13,909	24,028
Included in accrued expenses	286,657	174,732	118,139	176,614
Under capital leases	322,606			810,026
Exchange of intangible assets – discontinued operations (Note 4)		$ 3,837,783	$ 3,837,783